DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Charges [Abstract]
Deferred Charges

(in thousands of $)	2012	2011
Debt arrangement fees	864	864
Accumulated amortization	(627)	(588)
	237	276